Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash		$ 24,016	$ 25,368
Cash equivalents	[1]	6,718	3,917
Cash and cash equivalents		$ 30,734	$ 29,285
Weighted average interest rate of cash on deposit		3.10%	0.03%

[1]	Comprised mainly of bank deposits in ILS as at December 31, 2021 and 2022 carrying a weighted average interest rate of 0.03% and 3.10%, respectively.